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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2008 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                   AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.9%
Alabama Public School & College Authority (Series D)
5.75%                                                   08/01/13                 $     5,000                  $     5,273
Alabama Water Pollution Control Authority
(Series A) (AMBAC Insured)
4.75%                                                   08/15/21                       5,000                        5,007 (n)
City of Birmingham (Series C)
5.25%                                                   05/01/17                       3,395                        3,609
City of Birmingham AL (Series B)
5.25%                                                   06/01/24                       2,240                        2,342 (m)
East Alabama Health Care Authority (Series B)
5.00%                                                   09/01/33                       5,500                        5,515
Montgomery BMC Special Care Facilities Financing
Authority (Series A) (MBIA Insured)
5.00%                                                   11/15/20                       8,375                        9,210 (m,n)
Montgomery Medical Clinic Board
5.25%                                                   03/01/31 - 03/01/36            3,000                        2,631
                                                                                                                   33,587

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                                   12/01/10                       2,825                        3,117 (n)

ARIZONA - 2.8%
Arizona State Transportation Board
5.00%                                                   07/01/19                       5,345                        5,742
Arizona State Transportation Board (Series A)
6.00%                                                   07/01/08                       5,000                        5,053
Arizona State University (FSA Insured)
5.25%                                                   07/01/15                       5,000                        5,454 (n)
City of Phoenix (Series B)
5.00%                                                   07/01/19                       5,000                        5,403
City of Scottsdale AZ
5.00%                                                   07/01/24                       5,000                        5,185 (m)
Maricopa County Industrial Development Authority
5.50%                                                   07/01/26                       7,500                        7,578
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                   06/01/16                       2,145                        2,299 (n)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                   07/01/23 - 07/01/24            7,260                        7,915 (n)
Salt River Project Agricultural Improvement & Power
District (Series A)
5.00%                                                   01/01/38                       5,000                        5,011
                                                                                                                   49,640

CALIFORNIA - 6.9%
Abag Finance Authority for Nonprofit Corporations
5.00%                                                   12/01/37                       7,940                        7,187
Bay Area Toll Authority (Series F)
5.00%                                                   04/01/31                      10,000                        9,973
California Health Facilities Financing Authority
(Series A)
5.25%                                                   11/15/46                      10,000                        9,710
Chino Basin Regional Financing Authority/C.A.
(Series A) (AMBAC Insured)
5.00%                                                   11/01/38                       5,000                        4,930 (n)
Coast Community College District (FSA Insured)
5.18%                                                   08/01/33                       8,750                        6,513 (d,n)
Foothill-De Anza Community College District
(Series A) (AMBAC Insured)
4.50%                                                   08/01/31                       5,000                        4,471 (n)
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%                                                   07/01/32                       5,000                        4,972 (n)
Los Angeles Department of Water & Power
(Series A) (AMBAC Insured)
5.00%                                                   07/01/37                       5,000                        4,969 (n)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                   11/01/16 - 11/01/17           13,800                       15,218 (m,n)
San Diego Unified School District (Series E)
(FSA Insured)
5.25%                                                   07/01/17 - 07/01/19            8,795                        9,670 (n)
San Francisco Bay Area Transit Financing Authority
(Series B)
5.00%                                                   08/01/27                       5,000                        5,108
San Francisco City & County Airports Commission
5.25%                                                   05/01/26                       3,000                        3,000
State of California
5.00%                                                   08/01/28 - 11/01/37           30,970                       30,505
University of California (AMBAC Insured)
5.00%                                                   05/15/34                       2,225                        2,202 (n)
University of California (Series A) (AMBAC Insured)
5.00%                                                   05/15/34                       3,775                        4,139 (m,n)
                                                                                                                  122,567

COLORADO - 1.4%
Colorado Health Facilities Authority
5.25%                                                   11/15/27                       6,465                        6,325
Colorado Water Resources & Power Development
Authority (Series A)
5.25%                                                   09/01/17 - 09/01/18            5,880                        6,272
E-470 Public Highway Authority (Series A)
(MBIA Insured)
5.75%                                                   09/01/35                       4,000                        4,376 (m,n)
University of Colorado Hospital Authority (Series A)
5.25%                                                   11/15/39                       9,000                        8,288
                                                                                                                   25,261

CONNECTICUT - 4.7%
City of Stamford CT
5.25%                                                   07/15/11                       3,450                        3,477
City of Stamford CT (Series A)
4.60%                                                   08/01/14                       2,235                        2,256 (m)
Connecticut State Health & Educational Facility
Authority (Series Y)
5.00%                                                   07/01/35                       6,000                        6,003
Connecticut State Health & Educational Facility
Authority (Series Z)
5.00%                                                   07/01/42                      20,000                       20,012
Mashantucket Western Pequot Tribe (Series A)
6.50%                                                   09/01/31                       5,000                        5,030 (b)
Mashantucket Western Pequot Tribe (Series B)
5.70%                                                   09/01/12                       2,500                        2,524 (b)
5.75%                                                   09/01/18                       9,500                        9,517 (b)
South Central Regional Water Authority Water
System Revenue (MBIA Insured)
5.00%                                                   08/01/27                       5,000                        5,043 (n)
State of Connecticut (MBIA Insured)
6.00%                                                   10/01/09                       5,250                        5,536 (n)
State of Connecticut (Series C)
5.25%                                                   10/15/13                       1,250                        1,286 (m)
State of Connecticut (Series D)
5.50%                                                   12/01/08                      10,890                       11,021
State of Connecticut (Series E)
5.00%                                                   12/15/18                      10,000                       10,851
                                                                                                                   82,556

DELAWARE - 0.2%
Delaware State Economic Development Authority
(MBIA Insured)
4.50%                                                   10/01/39                       4,150                        3,917 (n)

DISTRICT OF COLUMBIA - 1.3%
District of Columbia (MBIA Insured)
5.25%                                                   06/01/27                       6,600                        6,673 (n)
5.25%                                                   06/01/27                       2,065                        2,097 (m,n)
5.75%                                                   09/15/20                       5,000                        5,163 (n)
District of Columbia (Series A) (MBIA Insured)
5.25%                                                   06/01/27                       1,335                        1,356 (m,n)
District of Columbia (Series B) (FSA Insured)
5.25%                                                   06/01/26                       6,900                        6,977 (n)
                                                                                                                   22,266

FLORIDA - 3.5%
Brevard County Health Facilities Authority
5.00%                                                   04/01/34                       6,000                        5,399
County of Seminole
5.00%                                                   10/01/25                       8,195                        8,343
Florida State Board of Education (Series B)
5.38%                                                   06/01/16                      10,000                       10,835
Florida State Board of Education (Series D)
4.50%                                                   06/01/21                       5,000                        5,006
Hillsborough County Industrial Development Authority
(Series A)
5.00%                                                   10/01/18                       5,000                        5,029
5.25%                                                   10/01/24                       5,500                        5,482
Hillsborough County Industrial Development Authority
(Series B)
5.25%                                                   10/01/15                       5,130                        5,318
Jacksonville Econonomic Development Commission
(Series A)
5.50%                                                   11/15/36                       5,000                        5,032
North Broward Hospital District
5.70%                                                   01/15/16                       1,915                        2,091 (m)
Orlando Utilities Commission
5.00%                                                   10/01/19                       3,000                        3,174
South Miami Health Facilities Authority
5.25%                                                   11/15/33                       6,380                        6,993 (m)
                                                                                                                   62,702

GEORGIA - 4.9%
City of Atlanta GA (FSA Insured)
5.75%                                                   11/01/27                       5,000                        5,605 (n)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                   01/01/33                       4,000                        4,053 (n)
City of Augusta GA (FSA Insured)
5.25%                                                   10/01/34                       8,500                        8,683 (n)
County of Fulton GA (FGIC Insured)
5.00%                                                   01/01/30                       5,000                        5,027 (n)
5.25%                                                   01/01/35                      10,500                       10,634 (n)
De Kalb County GA
5.00%                                                   10/01/28                       6,500                        6,851 (m)
De Kalb County GA (Series B) (FSA Insured)
5.25%                                                   10/01/32                      15,000                       15,765 (n)
Fayette County School District (FSA Insured)
4.92%                                                   03/01/22                       2,520                        2,218 (d,n)
5.02%                                                   03/01/23                       2,290                        2,000 (d,n)
Henry County Hospital Authority (MBIA Insured)
5.00%                                                   07/01/24                       1,865                        1,908 (n)
Marietta Development Authority
5.00%                                                   09/15/29                       2,365                        2,231
Private Colleges & Universities Authority
5.25%                                                   06/01/18 - 06/01/20            5,250                        5,556
Private Colleges & Universities Authority
(MBIA Insured)
6.50%                                                   11/01/15                       4,010                        4,652 (l,n)
Private Colleges & Universities Authority (Series A)
6.00%                                                   06/01/21                       2,410                        2,443
State of Georgia (Series C)
6.50%                                                   04/01/08                          15                           15 (l)
State of Georgia (Series D)
6.50%                                                   08/01/08                           5                            5
6.50%                                                   08/01/08                       2,495                        2,534 (l)
State of Georgia (Series E)
5.00%                                                   08/01/22                       7,000                        7,411
                                                                                                                   87,591

HAWAII - 0.5%
City & County of Honolulu HI (Series A)
6.00%                                                   01/01/12                       1,265                        1,401
6.00%                                                   01/01/12                         735                          816 (l)
State of Hawaii (FSA Insured)
5.75%                                                   02/01/14                       6,500                        7,375 (n)
                                                                                                                    9,592

IDAHO - 1.0%
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%                                                   07/15/22 - 07/15/24           18,000                       18,546 (n)

ILLINOIS - 2.3%
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                   11/15/26                      10,000                       11,120 (m,n)
Illinois Finance Authority (Series A)
5.50%                                                   08/15/43                       5,000                        5,639 (m)
Illinois Health Facilities Authority
6.13%                                                   11/15/22                       3,500                        3,831 (m)
Metropolitan Pier & Exposition Authority (MBIA Insured)
1.00%                                                   06/15/19                       4,000                        3,510 (d,n)
4.71%                                                   06/15/22                       4,505                        3,057 (d,n)
Southwestern Illinois Development Authority
(MBIA Insured)
5.00%                                                   10/01/21                       4,000                        4,234 (n)
University of Illinois (FGIC Insured)
5.25%                                                   04/01/32                       2,540                        2,554 (n)
5.25%                                                   04/01/32                       5,960                        6,412 (m,n)
                                                                                                                   40,357

INDIANA - 1.7%
Delaware County Hospital Authority
5.25%                                                   08/01/36                       3,250                        2,709
Indiana Health & Educational Facilities
Finance Authority (Series A)
5.25%                                                   02/15/40                      10,000                        9,383
Indiana Health Facility Financing Authority
(Series A) (AMBAC Insured)
5.38%                                                   03/01/34                       5,500                        5,590 (n)
Indiana Transportation Finance Authority
5.50%                                                   12/01/20                       5,000                        5,401 (m)
Indianapolis Local Public Improvement Bond Bank
(Series A)
6.00%                                                   01/01/15                       2,425                        2,599 (m)
Merrillville Multi School Building Corp.
5.25%                                                   07/15/28                       5,000                        4,866
                                                                                                                   30,548

KANSAS - 0.3%
University of Kansas Hospital Authority
5.63%                                                   09/01/32                       4,150                        4,617 (m)

KENTUCKY - 1.6%
Kentucky Turnpike Authority (Series B) (AMBAC Insured)
5.00%                                                   07/01/26                       5,000                        5,067 (n)
Louisville & Jefferson County Metropolitan Government
5.25%                                                   10/01/36                      19,000                       17,828
University of Kentucky (Series Q) (FGIC Insured)
5.25%                                                   05/01/20                       4,545                        4,816 (m,n)
                                                                                                                   27,711

LOUISIANA - 1.3%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                   07/01/33                      10,925                       10,879 (n)
Louisiana Public Facilities Authority (Series A)
(MBIA Insured)
5.38%                                                   05/15/16                       7,870                        8,715 (m,n)
Parish of St. John Baptist (Series A)
5.13%                                                   06/01/37                       3,550                        3,143
                                                                                                                   22,737

MAINE - 0.5%
Maine Health & Higher Educational Facilities Authority
(Series C)
5.13%                                                   07/01/31                       5,000                        5,043
Maine Health & Higher Educational Facilities
Authority (Series D) (FSA Insured)
5.50%                                                   07/01/23                          55                           55 (n)
Maine Municipal Bond Bank (Series B)
5.50%                                                   11/01/21                       3,325                        3,658 (m)
                                                                                                                    8,756

MARYLAND - 3.0%
County of Montgomery MD (Series A)
5.00%                                                   05/01/20                       7,710                        8,286
County of Prince Georges MD (Series A)
5.00%                                                   10/01/22                       6,820                        7,528 (m)
Maryland Health & Higher Educational Facilities
Authority
5.00%                                                   07/01/36                       2,550                        2,317
5.13%                                                   11/15/34                       7,200                        7,970 (m)
5.25%                                                   05/15/46                       7,000                        6,177
Maryland Health & Higher Educational Facilities
Authority (Series A)
5.00%                                                   07/01/32                      10,000                       10,049
University System of Maryland (Series A)
5.25%                                                   04/01/17                       4,380                        4,630
5.25%                                                   04/01/17                       5,655                        6,177 (m)
                                                                                                                   53,134

MASSACHUSETTS - 4.8%
Commonwealth of Massachusetts (Series B)
5.50%                                                   11/01/08                      18,035                       18,436
Massachusetts Bay Transportation Authority
(Series A) (MBIA Insured)
4.75%                                                   03/01/16                       4,500                        4,565 (n)
Massachusetts Health & Educational Facilities Authority
5.00%                                                   07/15/35                       7,250                        7,320
Massachusetts State Turnpike Authority (Series B)
(MBIA Insured)
5.13%                                                   01/01/23 - 01/01/37           20,500                       20,692 (n)
Massachusetts State Water Pollution Abatement
(Series 6)
5.63%                                                   08/01/18                       6,885                        7,476 (m)
Massachusetts Water Resources Authority (Series A)
6.50%                                                   07/15/08 - 07/15/19           23,370                       26,164 (l)
                                                                                                                   84,653

MICHIGAN - 2.7%
Detroit MI (Series A) (FSA Insured)
5.25%                                                   07/01/21 - 07/01/22            4,545                        4,943 (n)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                   07/01/27                       7,145                        7,183 (n)
Detroit MI (Series D) (MBIA Insured)
5.00%                                                   07/01/33                       5,000                        4,908 (n)
Grand Rapids MI (FGIC Insured)
5.25%                                                   01/01/17                       3,000                        3,119 (n)
Michigan Municipal Bond Authority
5.25%                                                   10/01/17                       6,465                        6,918
Michigan State Hospital Finance Authority
5.38%                                                   12/01/30                       2,000                        1,968
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                   05/01/24                       2,650                        2,733 (m,n)
State of Michigan (FSA Insured)
5.25%                                                   09/15/27                       5,000                        5,196 (n)
State of Michigan (Series A)
5.50%                                                   11/01/18                       6,000                        6,775
State of Michigan (Series A) (MBIA Insured)
5.00%                                                   11/01/26                       4,000                        4,042 (n)
                                                                                                                   47,785

MINNESOTA - 1.0%
State of Minnesota
5.00%                                                   08/01/12 - 08/01/18           15,790                       17,288

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                                   09/01/14                       7,500                        8,414

MISSOURI - 0.1%
Missouri State Health & Educational Facilities
Authority
5.25%                                                   05/15/23                       2,300                        2,336

NEBRASKA - 0.3%
Omaha Public Power District (Series A)
5.00%                                                   02/01/39                       5,000                        4,969

NEVADA - 1.0%
County of Clark
5.50%                                                   07/01/20                       7,565                        8,093 (m)
County of Clark (MBIA Insured)
5.50%                                                   07/01/30                       6,500                        6,961 (m,n)
Las Vegas Special Improvement District No 707
(Series A) (FSA Insured)
5.55%                                                   06/01/16                       1,795                        1,836 (n)
                                                                                                                   16,890

NEW JERSEY - 8.3%
Cape May County Municipal Utilities Authority
(Series A) (FSA Insured)
5.75%                                                   01/01/15 - 01/01/16            8,500                        9,736 (n)
Essex County Improvement Authority (FSA Insured)
5.25%                                                   12/15/17                       9,765                       10,531 (n)
5.25%                                                   12/15/17                         235                          263 (m,n)
New Jersey Economic Development Authority
5.75%                                                   06/15/29                       3,000                        2,893
New Jersey Environmental Infrastructure Trust
5.25%                                                   09/01/21                       6,465                        7,114
New Jersey Health Care Facilities Financing Authority
5.25%                                                   01/01/36                       3,500                        3,516
New Jersey State Educational Facilities Authority
5.25%                                                   07/01/32                       2,625                        2,904 (m)
New Jersey State Educational Facilities Authority
(Series D)
5.25%                                                   07/01/19                       4,000                        4,472
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                   01/01/16                       7,910                        9,085 (n)
6.50%                                                   01/01/16                      42,050                       48,491 (l,n)
New Jersey Transportation Trust Fund Authority
(FSA Insured)
5.75%                                                   12/15/14                       4,610                        5,341 (l,n)
5.75%                                                   12/15/14                       1,390                        1,595 (n)
New Jersey Transportation Trust Fund Authority
(Series C)
5.50%                                                   06/15/19 - 06/15/24           31,280                       35,114 (m)
New Jersey Wastewater Treatment Trust (Series C)
6.88%                                                   06/15/08                       5,905                        5,967
                                                                                                                  147,022

NEW MEXICO - 0.7%
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                   08/01/25 - 08/01/30           10,750                       11,836 (m)

NEW YORK - 9.1%
Albany Industrial Development Agency (Series A)
5.25%                                                   11/15/27 - 11/15/32            6,500                        6,069
City of New York
5.13%                                                   12/01/22                       6,000                        6,243
City of New York (Series B)
5.25%                                                   08/01/13                           5                            5
City of New York NY (Series J)
5.00%                                                   06/01/26 - 06/01/28           25,270                       25,277
Dutchess County Industrial Development Agency
4.50%                                                   08/01/36                       3,500                        2,978
Metropolitan Transportation Authority (Series B)
5.00%                                                   11/15/37                       5,000                        4,886
New York City Industrial Development Agency
(AMBAC Insured)
5.00%                                                   01/01/36                       3,000                        2,951 (n)
New York City Industrial Development Agency
(FGIC Insured)
5.00%                                                   03/01/46                       7,500                        7,169 (n)
New York City Industrial Development Agency
(MBIA Insured)
5.00%                                                   03/01/36                       4,000                        3,935 (n)
New York City Municipal Water Finance Authority
5.50%                                                   06/15/33                       5,000                        5,395 (m)
New York City Transitional Finance Authority
5.50%                                                   11/01/19 - 05/01/25           19,070                       20,289 (m)
6.00%                                                   11/15/19                       3,750                        4,080 (m)
New York City Transitional Finance Authority (Series A)
5.30%                                                   11/15/09                       1,000                        1,053 (l)
New York City Transitional Finance Authority (Series B)
5.50%                                                   11/15/11                       1,250                        1,335
6.00%                                                   11/15/10 - 11/15/11            2,545                        2,769 (m)
New York City Transitional Finance Authority (Series C)
5.50%                                                   05/01/25                          30                           31 (m)
New York State Dormitory Authority (FSA Insured)
5.00%                                                   08/15/36                       5,000                        4,918 (n)
New York State Dormitory Authority (Series A)
5.00%                                                   07/01/25                       2,550                        2,592
5.45%                                                   07/01/39                       4,000                        2,976 (d)
New York State Dormitory Authority (Series B)
5.25%                                                   11/15/23                      10,400                       11,162
5.38%                                                   07/01/20                       3,695                        4,082 (m)
6.50%                                                   08/15/10                       3,490                        3,800
6.50%                                                   08/15/10                           5                            5 (l)
New York State Dormitory Authority (Series C)
5.00%                                                   12/15/18 - 12/15/19           15,485                       16,719
New York State Dormitory Authority (Series D)
7.00%                                                   07/01/09                       2,055                        2,122 (l)
New York State Environmental Facilities Corp.
5.50%                                                   06/15/13                      10,000                       11,210
New York State Urban Development Corp.
5.50%                                                   07/01/16                       6,370                        6,412
5.50%                                                   07/01/16                         630                          636 (m)
                                                                                                                  161,099

NORTH CAROLINA - 1.2%
Cary NC
5.00%                                                   03/01/21                       2,400                        2,511
City of Charlotte NC
5.60%                                                   06/01/20                       2,800                        3,051 (m)
City of Charlotte NC (Series C)
5.00%                                                   07/01/24                       1,460                        1,499
City of Greensboro
5.25%                                                   06/01/23                       3,185                        3,464
North Carolina Capital Facilities Finance Agency
(Series A)
5.00%                                                   10/01/41                       7,250                        7,203
University of North Carolina (Series A) (MBIA Insured)
5.00%                                                   10/01/18                       2,750                        2,955 (n)
                                                                                                                   20,683

OHIO - 3.8%
City of Columbus OH
4.50%                                                   06/01/32                       1,500                        1,367
City of Columbus OH (Series A)
4.75%                                                   06/01/31                       6,000                        5,787
County of Cuyahoga OH
6.00%                                                   01/01/32                      10,000                       10,381
County of Franklin (Series C)
5.00%                                                   05/15/21                       2,685                        2,725
5.25%                                                   05/15/24                       1,400                        1,422
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                   12/01/19                       4,250                        4,441 (n)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                   12/01/32                       1,520                        1,536 (n)
5.25%                                                   12/01/32                       5,980                        6,421 (m,n)
Franklin County Convention Facilities Authority
5.00%                                                   12/01/25 - 12/01/27            3,955                        4,040
Ohio State Higher Educational Facility Commission
5.20%                                                   11/01/26                       9,450                       10,353 (m)
Ohio State University (Series A)
5.25%                                                   12/01/11                       3,150                        3,440
Ohio State Water Development Authority
5.50%                                                   12/01/20                       5,000                        5,565 (m)
State of Ohio
5.00%                                                   11/01/32                       3,600                        3,580
Steubenville Oh
4.14%                                                   10/01/30                       5,815                        4,361 (i)
6.38%                                                   10/01/20                       1,660                        1,820 (m)
                                                                                                                   67,239

OKLAHOMA - 1.1%
Claremore Public Works Authority (Series A)
(FSA Insured)
5.25%                                                   06/01/34                       6,315                        7,119 (m,n)
Oklahoma Transportation Authority (Series A)
(AMBAC Insured)
5.25%                                                   01/01/15                       8,005                        8,588 (n)
5.25%                                                   01/01/15                       1,120                        1,217 (m,n)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                   10/01/22                       2,000                        2,022 (n)
                                                                                                                   18,946

PENNSYLVANIA - 5.0%
Allegheny County Hospital Development Authority
5.00%                                                   11/15/28                      14,500                       11,669
Commonwealth of Pennsylvania (FSA Insured)
5.38%                                                   07/01/17                      10,000                       11,326 (n)
Montgomery County Higher Education & Health
Authority (AMBAC Insured)
5.00%                                                   10/01/09                       2,405                        2,431 (n)
5.10%                                                   10/01/10                       2,670                        2,699 (n)
Pennsylvania Higher Educational Facilties Authority
5.50%                                                   07/15/38                      10,750                       10,863 (m)
6.00%                                                   05/01/30                       5,000                        5,251
Pennsylvania Industrial Development Authority
(AMBAC Insured)
5.50%                                                   07/01/17                       3,100                        3,335 (n)
Pennsylvania Turnpike Commission (Series A)
(AMBAC Insured)
5.00%                                                   12/01/23                       1,665                        1,717 (m,n)
5.00%                                                   12/01/23                         460                          466 (n)
5.00%                                                   12/01/23                       2,875                        2,950 (l,n)
5.25%                                                   12/01/32                      12,695                       13,046 (n)
Philadelphia Authority for Industrial Development
5.25%                                                   09/01/36                       1,750                        1,583
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                   12/01/10                         520                          553 (m,n)
5.45%                                                   12/01/11                         440                          469 (m,n)
5.55%                                                   12/01/12                       1,015                        1,084 (m,n)
5.60%                                                   12/01/13                       1,125                        1,203 (m,n)
5.70%                                                   12/01/14                       1,245                        1,334 (m,n)
5.75%                                                   12/01/15 - 12/01/16            2,330                        2,499 (m,n)
Southcentral General Authority
5.38%                                                   05/15/28                       4,100                        4,476 (m)
5.38%                                                   05/15/28                         900                          972 (l)
State Public School Building Authority (FSA Insured)
5.25%                                                   06/01/27                       8,000                        8,838 (m,n)
                                                                                                                   88,764

SOUTH CAROLINA - 7.0%
Beaufort County SC (MBIA Insured)
5.50%                                                   06/01/17 - 06/01/18            4,150                        4,489 (n)
Berkeley County School District
5.25%                                                   12/01/24                      15,000                       14,982
Charleston Educational Excellence Finance Corp.
5.25%                                                   12/01/27 - 12/01/30           24,000                       23,960
City of Greenville SC
5.13%                                                   02/01/22                       5,195                        5,370
Greenville County School District
5.25%                                                   12/01/21                       2,000                        2,074
5.50%                                                   12/01/28                      16,725                       18,800 (m)
Lexington County SC
5.00%                                                   11/01/32                           -                            -
5.50%                                                   11/01/13                       5,000                        5,377
South Carolina Educational Facilities Authority
(Series A)
5.00%                                                   10/01/38                       9,600                        9,336
South Carolina State Public Service Authority
(Series B) (FSA Insured)
5.13%                                                   01/01/32                      17,000                       17,209 (n)
5.50%                                                   01/01/36                       5,000                        5,478 (m,n)
South Carolina Transportation Infrastructure Bank
(Series A) (MBIA Insured)
5.50%                                                   10/01/30                      11,000                       11,674 (m,n)
South Carolina Transportation Infrastructure Bank
(Series B) (AMBAC Insured)
5.20%                                                   10/01/22                       5,000                        5,440 (m,n)
                                                                                                                  124,189

TENNESSEE - 1.0%
Johnson City Health & Educational Facilities Board
(Series A)
5.50%                                                   07/01/36                       5,000                        4,585
Knox County Health Educational & Housing Facilities
Board
5.25%                                                   04/01/36                      10,000                        8,902
Knox County Health Educational & Housing
Facilities Board (Series B) (MBIA Insured)
7.25%                                                   01/01/09                       4,500                        4,671 (n)
                                                                                                                   18,158

TEXAS - 5.4%
City of Austin TX
5.38%                                                   09/01/16 - 09/01/17           10,350                       10,821 (m)
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                   11/15/16                       5,450                        6,142 (n)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                   08/15/20                       4,675                        4,738 (n)
City of Houston TX (Series A) (FSA Insured)
5.25%                                                   05/15/22                      16,000                       16,853 (n)
City of Houston TX (Series B) (AMBAC Insured)
5.75%                                                   12/01/14                       5,000                        5,608 (m,n)
City of Plano TX
4.88%                                                   09/01/19                       1,500                        1,559 (m)
McKinney Independent School District
5.25%                                                   02/15/20                       2,000                        2,136
North Central Texas Health Facility Development Corp.
5.13%                                                   05/15/22                       4,500                        4,511
North Texas Tollway Authority (Series A)
5.63%                                                   01/01/33                       1,500                        1,493
5.75%                                                   01/01/40                      10,000                       10,021
San Antonio Independent School District (Series A)
5.38%                                                   08/15/19 - 08/15/20            6,250                        6,816 (m)
Texas Municipal Gas Acquisition & Supply Corp. II
4.18%                                                   09/15/17                      18,500                       17,300 (i)
University of Houston (MBIA Insured)
5.50%                                                   02/15/30                       8,000                        8,466 (m,n)
                                                                                                                   96,464

UTAH - 0.3%
City of Salt Lake City UT
5.13%                                                   06/15/19                       3,715                        3,906
Murray UT (MBIA Insured)
4.75%                                                   05/15/20                       2,285                        2,260 (n)
                                                                                                                    6,166

VERMONT - 0.1%
University of Vermont & State Agricultural College
(AMBAC Insured)
5.13%                                                   10/01/27                       1,000                        1,096 (m,n)

VIRGINIA - 0.7%
Chesterfield County Industrial Development Authority
5.88%                                                   06/01/17                       3,000                        3,157
City of Norfolk VA (MBIA Insured)
5.88%                                                   11/01/20                       1,920                        1,924 (n)
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                   05/15/21                       1,945                        2,043 (m)
Virginia Resources Authority (Series A)
5.13%                                                   11/01/34                       5,000                        5,062
                                                                                                                   12,186

WASHINGTON - 2.3%
Central Puget Sound Regional Transportation
Authority/WA (Series A)
5.00%                                                   11/01/36                      20,000                       19,909
County of King
5.50%                                                   12/01/13                         970                        1,096 (l)
County of King WA
5.50%                                                   12/01/13                       4,880                        5,481
5.50%                                                   12/01/13                       4,150                        4,689 (l)
Seattle Museum Development Authority
5.13%                                                   04/01/31                      10,000                       10,108
                                                                                                                   41,283

WEST VIRGINIA - 0.2%
West Virginia Housing Development Fund (Series B)
5.30%                                                   05/01/24                       4,000                        4,021
West Virginia Housing Development Fund (Series C)
5.35%                                                   11/01/27                         360                          361
                                                                                                                    4,382

WISCONSIN - 0.5%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                   07/01/14                       2,990                        3,281 (n)
State of Wisconsin (Series A)
5.30%                                                   07/01/18                       5,800                        6,186 (m)
                                                                                                                    9,467

TOTAL BONDS AND NOTES                                                                                           1,720,517
(COST $1,688,030)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Trust                                                                                                  515 (k)
(COST $660)

TOTAL INVESTMENT IN SECURITIES                                                                                  1,721,032
(COST $1,688,690)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENTS - 2.3%
Federal Home Loan Bank Discount Notes
1.50%                                                   04/01/08                      30,000                       29,999 (d)
Federal Home Loan Mortgage Corp. Discount Notes
1.50%                                                   04/01/08                      10,000                        9,993 (d)
                                                                                                                   39,992
REPURCHASE AGREEMENTS - 0.5%
State Street Corp.
1.75%                                                   04/01/08                       8,897                        8,897 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                                       48,889
(COST $48,889)

TOTAL INVESTMENTS                                                                                               1,769,921
(COST $1,737,579)

OTHER ASSETS AND LIABILITES, NET - 0.1%                                                                             2,090
                                                                                                               ----------
NET ASSETS  - 100.0%                                                                                           $1,772,011
                                                                                                               ==========


* LESS THAN 0.01%

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $9,601; $17,071 and $19,787; or 3.57%, 0.96%, and 5.39% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2008 (as a percentage of net assets) as follows:

         MBIA              11.28%
         AMBAC             10.90%
         FSA               10.47%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

+        Percentages are based on net assets as of March 31, 2008.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Tax-Exempt Income Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$515          $1,769,406      $-            $1,769,921
Other Financial
   Instruments  $-            $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2008